Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Share-Based Compensation
The Company recorded share-based compensation as follows.

	Year Ended December 31,
	2021	2020	2019
Stock options (a)	$908,293	$677,452	$820,613
Restricted share units (b)	959,622	776,783	647,748
Total	$1,867,915	$1,454,235	$1,468,361

Summary Of Weighted-Average Exercise Prices Of Stock Options
Movement in the number of stock options outstanding and their related weighted-average exercise prices were as follows:

	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	2021	2021	2020	2020	2019	2019
Opening balance	423,303	$11.01	349,657	$11.48	95,000	$11.70
Granted	487,775	7.10	153,828	9.99	323,278	11.20
Exercised	–	–	(7,639)	10.50	(50,838)	10.62
Forfeited	(40,088)	9.87	(32,777)	11.52	(17,783)	10.35
Expired	(4,201)	11.03	(6,433)	10.67	–	–
Cancelled	–	–	(33,333)	10.50	–	–
Outstanding at December 31	866,789	$8.81	423,303	$11.01	349,657	$11.48
Exercisable at December 31	275,473	$11.10	161,244	$11.70	17,014	$12.87

Summary Of Company's Stock Options Outstanding

a)	Stock Options (continued)

The following summarizes information about the Company’s stock options outstanding at December 31, 2021:

	Options Outstanding			Options exercisable
Range of prices	Number	Weighted average exercise price	Weighted average life (years)	Number	Weighted average exercise price

$5.67 - $8.70	506,502	$6.88	9.0	25,389	$6.56

$8.71 - $10.95	200,706	$10.67	4.9	138,622	$10.57

$10.96 - $12.59	104,303	$11.78	6.1	71,461	$11.78

$12.60 - $18.02	55,278	$14.11	6.4	40,001	$14.59

	866,789	$8.81	7.5	275,473	$11.10

Summary Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period

	2021	2020	2019

Grant date share price	$ 7.00	$ 8.93	$ 10.88

Exercise price	$ 7.10	$ 9.74	$ 11.13

Risk-free rate	1.32%	0.36%	1.57%

Expected life, years	6.2 years	5.0 years	3.9 years

Expected volatility	75%	66%	54%

Expected dividends	– %	– %	– %

Forfeiture rate	7%	– %	10%

Summary Of Company's Obligation To Issue Shares On The Vesting Of Rsus
b)	Restricted Share Units (“RSUs”) (continued)

The Company’s obligation to issue shares on the vesting of RSUs is an unfunded and unsecured obligation of the Company. A continuity of RSUs is as follows:

Number of RSUs	2021	2020	2019

Outstanding at January 1	222,222	151,790	101,778

Granted	73,164	123,797	71,640

Exercised 1	(71,190)	(35,877)	(11,905)

Forfeited	(7,074)	(3,332)	(9,723)

Withheld 1	(8,448)	(14,156)	–

Outstanding at December 31	208,674	222,222	151,790

Exercisable at December 31	115,468	33,516	32,036

1
71,190 common shares issued on exercise of 79,638 RSUs at a weighted average grant date exercise price of $8.87. Certain RSU holders elected for RSUs exercised to be settled net of any tax withholding obligations.